Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2025
Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets
12.
EXPLORATION AND EVALUATION ASSETS

Exploration and evaluation assets were as follows:

	Millennial Projects	Other Claims	Total
	$	$	$
Total exploration and evaluation assets
As at December 31, 2023	341,707	1,385	343,092
Additions	702	-	702
As at December 31, 2024	342,409	1,385	343,794
Additions	229	-	229
Disposals	(3,009)	-	(3,009)
As at December 31, 2025	339,629	1,385	341,014

In September 2025, the Company’s subsidiary, PGCo sold certain mineral property rights relating to mining claims located in the eastern part of the Cauchari salar in Argentina to Minera Exar for proceeds equal to its acquisition cost of $3,009, resulting in no gain or loss on disposal.

The Company has certain commitments for royalty and other payments to be made for Pastos Grandes as set out below. These amounts will only be payable if the Company continues to hold the related claims, and the royalties will only be incurred if the Company commences production from the project.

Pastos Grandes:

•
1.5% royalty on gross operating revenues from production from certain Pastos Grandes claims, payable to the original vendors of the project; and
•
royalties of up to 3% of net-back income, payable to the Salta Province.